     As filed with the Securities and Exchange Commission on August 13, 1999
                                                     1933 Act File No.  2-83616
                                                     1940 Act File No. 811-3732


===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 24


                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 28


                            MFS/SUN LIFE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (617) 954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:

  It is proposed that this filing will become effective (check appropriate box)


|_| immediately upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|X| on October 27, 1998 pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

===============================================================================

           Supplement dated November 1, 1999 to the Current Prospectus

                                       Of

                     MFS/SUN LIFE SERIES TRUST (THE "TRUST")


This supplement describes a new series of the Trust -- the Strategic Growth Series -- and supplements certain information in the Trust's Prospectus dated May 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. Information which is not supplemented applies equally to the Strategic Growth Series.


I.   EXPENSE SUMMARY - BEGINNING ON PAGE 1

     Expense Table. This table describes the expense that you may pay when you hold shares of the series. These fees and expenses do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in the series is made. The table is supplemented as follows:

     Annual Operating Expenses (expenses that are deducted from a series' assets):

                                            Strategic Growth Series
         Management Fee                             0.75%
         Other Expenses                             3.43%
                                                    ----
         Total Annual Series Operating Expenses     4.18%
             Fee Waivers/Expense Reimbursement(1)  (3.15)%
                                                    ----
             Net Expenses(2)                        1.03%
-----------------------
(1) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" do not exceed 0.25% annually. This contractual arrangement will continue until at least May 1, 2000, unless modified with the consent of the board of trustees, which oversees the series.
(2) The series has an expense offset arrangement which reduces its custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The series expenses do not take into account these expense reductions, and therefore do not represent the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be 1.00%.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.

         The example assumes that:

         o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

         o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

         o The series' operating expenses remain the same, except that the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see table above).

         The table is supplemented as follows:

         Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                  Year 1          Year 3

              Strategic Growth Series              $102            $979


II.  RISK RETURN SUMMARY - BEGINNING ON PAGE 4

     This section of the prospectus is supplemented as follows:

27:  Strategic Growth Series

     Investment   Objective.   The  series'  investment   objective  is  capital
     appreciation. Approval by the series' shareholders is not required to modify or change the series' objective.

     Principal Investment Strategies. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, bonds, warrants, or rights convertible into stock and depositary receipts for these securities, of companies which MFS believes offer superior prospects for growth.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     In managing the series, MFS seeks to purchase securities of companies which MFS considers well-run and poised for growth. MFS looks particularly for companies which demonstrate:

     o    a strong franchise, strong cash flows and a recurring revenue stream

     o    a solid industry position, where there is

               potential for high profit margins

               substantial barriers to new entry in the industry

     o    a strong management team with a clearly defined strategy

     o    a catalyst which may accelerate growth

     Consistent with the series' principal investment strategies described above, the series may invest in foreign securities, and may have exposure to foreign currencies through its investment in these securities.


     Principal Risks of an Investment. The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here. The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

     o Growth Companies: This is the risk that the prices of growth company securities held by the series, which are the series' principal investment focus, will fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions.

     o Foreign Securities: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               Foreign markets may be less liquid and more volatile than U.S. markets.

               Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.


     Bar Chart and Performance Table. The bar chart and performance table are not included because the series did not have a full calendar year of performance on December 31, 1998.



III. CERTAIN INVESTMENT STRATEGIES AND RISKS - BEGINNING ON PAGE 76


     The series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this Supplement. The types of securities and investment techniques and practices in which the Series may engage are identified in Appendix A to this Supplement, and are discussed, together with their risks, in the Series' Statement of Additional
     Information (referred to as the SAI), which you may obtain by contacting Sun Life Assurance Company of Canada (U.S.) Retirement Products and Services Division (see the back cover of the prospectus for the address and phone number).

IV.  MANAGEMENT OF THE SERIES - BEGINNING ON PAGE 77

     Investment Adviser. Massachusetts Financial Services Company is the series' investment adviser, and is described in the prospectus.

     Portfolio Managers.

     This section is supplemented as follows:

                   Series                         Portfolio Managers
                   ------                         ------------------

         Strategic Growth Series        S. Irfan Ali, Vice President of MFS,-
                                        and Stephen Pesek, Senior Vice President of MFS, have been portfolio managers of the series since its inception. Mr.
                                        Ali has been  employed by MFS as a
                                        portfolio  manager  since 1993 and Mr.
                                        Pesek has been  employed by MFS as a
                                        portfolio manager since 1994.

APPENDIX A

         Investment   Techniques  and  Practices.   In  pursing  its  investment
         objective, the series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are described, together with their risks, in the Risk Return Summary of this Supplement. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

                         Investment Techniques/Practices

                        Symbols                                   |X| Permitted   --   Not Permitted
                                                                        Strategic Growth Series
     Debt Securities
          Asset-Backed Securities
              Collateralized Mortgage Obligations and Multiclass                --
                Pass-Through Securities
              Corporate Asset-Backed Securities                                 --
              Mortgage Pass-Through Securities                                  --
              Stripped Mortgage-Backed Securities                               --
          Corporate Securities                                                  |X|
          Loans and Other Direct Indebtedness                                   --
          Lower Rated Bonds                                                     --
          Municipal Bonds                                                       --
          Speculative Bonds                                                     --
          U.S. Government Securities                                            |X|
          Variable and Floating Rate Obligations                                --
          Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds              |X|
     Equity Securities                                                          |X|
     Foreign Securities Exposure
          Brady Bonds                                                           --
          Depositary Receipts                                                   |X|
          Dollar-Denominated Foreign Debt Securities                            |X|
          Emerging Markets                                                      |X|
          Foreign Securities                                                    |X|
     Forward Contracts                                                          |X|
     Futures Contracts                                                          |X|
     Indexed Securities/Structured Products                                     |X|
     Inverse Floating Rate Obligations                                          --
     Investment in Other Investment Companies
          Open-End Funds                                                        |X|
          Closed-End Funds                                                      |X|
     Laddering                                                                  --
     Lending of Portfolio Securities                                            |X|
     Leveraging Transactions
          Bank Borrowings                                                       |X|
          Mortgage "Dollar-Roll" Transactions                                   --
          Reverse Repurchase Agreements                                         |X|
     Options
          Options on Foreign Currencies                                         |X|
          Options on Futures Contracts                                          |X|
          Options on Securities                                                 |X|
          Options on Stock Indices                                              |X|
          Reset Options                                                         |X|
          "Yield Curve" Options                                                 |X|

                       Symbols                                   |X| Permitted   --   Not Permitted
                                                                        Strategic Growth Series

     Repurchase Agreements                                                      |X|
     Restricted Securities                                                      |X|
     Short Sales                                                                |X|
     Short Sales Against the Box                                                |X|
     Short Term Instruments                                                     |X|
     Swaps and Related Derivative Instruments                                   |X|
     Temporary Borrowings                                                       |X|
     Temporary Defensive Positions                                              |X|
     Warrants                                                                   |X|
     "When-issued" Securities                                                   |X|




















                The date of this Supplement is November 1, 1999.

         Supplement dated November 1, 1999 to the Current Statement of
                             Additional Information
                                       OF
                     MFS/SUN LIFE SERIES TRUST (THE "TRUST")


This Supplement describes a new series of the Trust -- the Strategic Growth Series -- and supplements certain information in the Trust's Statement of Additional Information dated May 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Statement of Additional Information. Information which is not supplemented applies equally to the Strategic Growth Series.


1.   DEFINITIONS - PAGE 3

     This section is supplemented as follows:

     The number "27" replaces the number "26" at the end of the first paragraph.

     The following item is added at the end of the list of investment options:

          "27.  Strategic Growth Series"


2.   INVESTMENT TECHNIQUES, PRACTICES AND RISKS - BEGINNING ON PAGE 3

     This section is supplemented by adding the following disclosure at the end of the section on page 5:

     "25. Strategic Growth Series
          Foreign Securities:...............   up to (but not including) 20%
          Securities Lending:...............   30%"


3.   INVESTMENT RESTRICTIONS - BEGINNING ON PAGE 5

     This section is supplemented by adding the following disclosure at the end of the section on page 11:

     "(15) Investment Restrictions that Apply Only to the Strategic Growth
     Series:

     The Strategic Growth Series may not:

     (1) Borrow amounts from banks in excess of 33 1/3% of its assets, including amounts borrowed.

     (2) Underwrite securities issued by other persons except insofar as the Series may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling a portfolio security.

     (3) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business. The Series reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

     (4) Issue any senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

     (5) Make loans to other persons. For these purposes, the purchase of commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Series' assets in repurchase agreements, shall not be considered the making of a loan. or

     (6) Purchase any securities of an issuer of a particular industry, if as a result, 25% or more of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations).

     In addition, the Series has adopted the following nonfundamental policies which may be changed by the vote of the Series Fund's Board of Trustees without shareholder approval. The Strategic Growth Series will not:

     (1) Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Series' assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Series' limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Series Fund's Board of Trustees (or its delegee), will not be subject to this 15% limitation.

     (2) Pledge, mortgage or hypothecate in excess of 33 1/3% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, Futures Contracts and Forward Contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets.

     (3)  Invest for the purpose of exercising control or management."





















                The date of this Supplement is November 1, 1999.

                                     PART C



Item 23.  Financial Statements and Exhibits

          (a)  Financial Statements Included in Part A:


          For the years or periods, as applicable to each operational series, ended December 31, 1998*:

               Financial Highlights

          Financial Statements Included in Part B:

          Portfolios of Investments, December 31, 1998* Statement of Assets and Liabilities, December 31, 1998* Statements of Operations, year ended December 31, 1998* Statements of Changes in Net Assets, years ended December 31, 1997 and 1998.*
-----------------------

* Incorporated herein by reference to the Registrant's Annual Reports to shareholders, dated December 31, 1998, filed with the SEC via EDGAR on March 8, 1999.


          (b) Exhibits:

               1 (a) Amended and Restated Declaration of Trust of Registrant dated December 29, 1997. (3)


                 (b) Amendment to the Declaration of Trust, to change the name of certain series, dated April 29, 1999; filed herewith.

                 (c) Form of Amendment to the Declaration of Trust establishing the new series; filed herewith.


               2         By-Laws of Registrant dated February 6, 1998.  (3)

               3         Not Applicable.

               4 (a) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated May 24, 1985. (3)

                 (b) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated July 23, 1986. (3)

                 (c) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated January 26, 1988. (3)

                 (d) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Growth Series dated November 1, 1993. (3)

                 (e) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Utilities Series dated November 1, 1993. (3)

                 (f) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Research Series dated September 16, 1994. (3)

                 (g) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Asset Allocation Series dated September 16, 1994. (3)

                 (h) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Total Return Series dated September 16, 1994. (3)

                 (i) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Emerging Growth Series dated May 1, 1995. (3)

                 (j) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

                 (k) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial International Growth and Income Series dated September 1, 1995. (3)

                 (l) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                 (m) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Ltd. relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

                 (n) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Ltd. relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                 (o) Sub-Advisory Agreement between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited relating to the MFS/Foreign & Colonial International Growth Series dated September 1,
                         1995. (3)

                 (p) Sub-Advisory Agreement between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                 (q)     Sub-Advisory Agreement by and between Massachusetts
                         Financial   Services  Company and Foreign & Colonial
                         Management Limited relating to the World Growth Series dated May 1, 1996. (3)

                 (r) Sub-Advisory Agreement between Foreign & Colonial Management Limited and Foreign & Colonial Emerging Markets Limited relating to the World Growth Series dated May 1, 1996. (3)

                 (s) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Value Series dated May 1, 1996. (3)

                 (t) Investment Advisory Agreement between Registrant, on behalf of the Research Growth and Income Series, and Massachusetts Financial Services Company dated
                         May 12, 1997. (3)

                 (u) Amendment to the Investment Advisory Agreement by and between Massachusetts Financial Services Company and the Registrant relating to the Capital Appreciation Series dated January 1, 1997. (1)


                 (v) Investment Advisory Agreement between Registrant, on behalf of the Bond Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                 (w) Investment Advisory Agreement between Registrant, on behalf of the Equity Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                 (x) Investment Advisory Agreement between Registrant, on behalf of the Massachusetts Investors Growth Stock Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                 (y) Investment Advisory Agreement between Registrant, on behalf of the New Discovery Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                 (z)     Investment Advisory Agreement between Registrant, on
                         behalf   of   the   Research   International   Series,
                         and Massachusetts Financial Services Company dated May 1, 1998. (5)

                 (aa) Investment Advisory Agreement between Registrant, on behalf of the Strategic Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                 (bb) Form of Investment Advisory Agreement between Registrant, on behalf of the Strategic Growth Series,
                         and  Massachusetts   Financial   Services   Company;
                         filed herewith.


                 5       Not Applicable.

                 6       Not Applicable.

                 7 (a) Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 24, 1985. (3)

                   (b)   Amendment dated July 23, 1986 to Custodian
                         Agreement.  (3)

                 8 (a) Shareholder Servicing Agent Agreement between Registrant and MFS Service Center, Inc., dated August 1, 1985. (3)


                   (b) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (2)

                 9 (a)   Consent and Opinion of Counsel dated April 24, 1998.(4)

                   (b) Consent of Counsel, dated August 11, 1999; filed herewith.

                10       Consent of Deloitte & Touche LLP.  (5)


                11       Not Applicable.

                12       Not Applicable.

                13       Not Applicable.


                14       Financial Data Schedules.  (5)


                15       Not Applicable.

                         Power of Attorney dated July 24, 1997.  (4)

(1) Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed via EDGAR on April 29, 1997.

(2) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed via EDGAR on March 31, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed via EDGAR on February 13, 1998.
     (4) Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed via EDGAR on April 29, 1998.

(5) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed via EDGAR on February 22, 1999.


Item 24.  Persons Controlled by or under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification

          Reference is hereby made to (a) Article V of the  Registrant's
Amended and Restated Declaration of Trust, filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 and (b) the undertaking of the Registrant regarding indemnification set forth in Registrant's Post-Effective Amendment No. 21.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser


          MFS serves as  investment  adviser to the  following  open-end
Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below): Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has twelve series:
MFS Managed  Sectors Fund,  MFS Cash

Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund and MFS
International Value Fund), MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Mid Cap Value Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund), MFS Series Trust X (which has seven series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund and MFS Emerging Markets Debt Fund), MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS also serves as investment adviser of the following open-end Funds:
MFS Institutional Trust ("MFSIT") (which has ten series) and MFS Variable Insurance Trust ("MVI") (which has fifteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

          In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and

MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

          Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

          MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

          MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George
Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

          MFS Holdings Australia Pty Ltd. ("MFS Holdings Australia"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

          MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

          MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

          MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

          MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

          Massachusetts Investment Management Co., Ltd. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

          MFS Heritage Trust Company ("MFS Trust"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

          United Funds Management LTD. ("UFM"), an Australian Company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square 264-278, George St., Sydney, NSW2000, is an investment manager and distributor of Australian superannuation unit trusts.

          MFS

          The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart and John D. McNeil. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President and Secretary, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Joseph W. Dello Russo is also Chief Financial Officer and Chief Administrative Officer), (Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an
Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

          Massachusetts Investors Trust
          Massachusetts Investors Growth Stock Fund
          MFS Growth Opportunities Fund
          MFS Government Securities Fund
          MFS Series Trust I
          MFS Series Trust V
          MFS Series Trust VI
          MFS Series Trust X
          MFS Government Limited Maturity Fund

          Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

          MFS Series Trust II

          Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Government Markets Income Trust
          MFS Intermediate Income Trust

          Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Series Trust III

          James T. Swanson, Robert J. Manning and Joan S. Batchelder, Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Series Trust IV
          MFS Series Trust IX

          Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Series Trust VII

          Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Series Trust VIII

          Jeffrey L. Shames, Leslie J. Nanberg and James T. Swanson and John D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Municipal Series Trust

          Robert A. Dennis is Vice President, Geoffrey L. Schechter, Vice President of MFS, is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the

Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Variable Insurance Trust
          MFS Series Trust XI
          MFS Institutional Trust

          Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Municipal Income Trust

          Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Multimarket Income Trust
          MFS Charter Income Trust

          Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Special Value Trust

          Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS/Sun Life Series Trust

          John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          Money Market Variable Account
          High Yield Variable Account
          Capital Appreciation Variable Account
          Government Securities Variable Account
          Total Return Variable Account
          World Governments Variable Account
          Managed Sectors Variable Account

          John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr. is the Assistant Secretary.

          MIL Funds

          Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS Meridian Funds

          Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

          Vertex

          Jeffrey L. Shames and Arnold D. Scott are the Directors, Jeffrey L. Shames is the President, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John D. Laupheimer is a Senior Vice President, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MIL

          Peter D. Laird is President and a Director,  Arnold D. Scott,  Jeffrey
L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

          MIL-UK

          Peter D. Laird is President and a Director,  Thomas J. Cashman, Arnold
D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFSI - Australia

          Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the
Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFS Holdings - Australia

          Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFD

          Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

          MFSC

          Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W.
Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

          MFSI

          Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice

Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

          RSI

          Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MIMCO

          Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

          MFS Trust

          The Directors of MFS Trust are Martin E. Beaulieu, Stephen E. Cavan, Janet A. Clifford, Joseph W. Dello Russo and Joseph A. Kosciuszek. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk of MFS Trust.

          UFM

          The Directors of UFM are Thomas J. Cashman, Jr. and Susan Gosling. Graham Lenzner is the Chairman and Thomas J. Murray is Chief Financial Officer, Treasurer and Secretary.

          In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          Donald A. Stewart                  President and a Director, Sun Life
                                             Assurance Company of Canada, Sun
                                             Life Centre, 150 King Street West,
                                             Toronto, Ontario, Canada (Mr.
                                             Stewart is also an officer and/or
                                             Director of various  subsidiaries
                                             and affiliates of Sun Life)

          John D. McNeil                     Chairman, Sun Life Assurance
                                             Company of Canada, Sun Life Centre,
                                             150 King Street West, Toronto,
                                             Ontario, Canada (Mr. McNeil
                                             is also an officer and/or Director
                                             of various subsidiaries and
                                             affiliates of Sun Life)

          Joseph W. Dello Russo              Director of Mutual Fund Operations,
                                             The Boston Company, Exchange Place,
                                             Boston, Massachusetts (until
                                             August, 1994)


Item 27.  Distributors

          None

Item 28.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                      NAME                                    ADDRESS

          Massachusetts Financial Services             500 Boylston Street
           Company (investment adviser)                Boston, MA  02116


          MFS Service Center, Inc.                     2 Avenue de Lafayette
                                                       Boston, MA  02111


          State Street Bank and Trust Company          State Street South
                                                       5-North
                                                       North Quincy, MA 02171

          Sun Life Assurance Company of Canada         One Copley Place
           Retirement Products and Services            Suite 200
                                                       Boston, MA  02116

Item 29.  Management Services

          Not applicable.

Item 30.  Undertakings

          Not applicable.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 11th day of August, 1999.

                                        MFS/SUN LIFE SERIES TRUST


                                        By:      JAMES R. BORDEWICK, JR.
                                        Name:    James R. Bordewick, Jr.
                                        Title:   Assistant Secretary


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on August 11, 1999.


             SIGNATURE                                                TITLE


JOHN D. MCNEIL*                         Chairman, Principal Executive
John D. McNeil                            Officer and Trustee


W. THOMAS LONDON*                       Treasurer (Principal Financial Officer
W. Thomas London                          and Principal Accounting Officer)


SAMUEL ADAMS*                           Trustee
Samuel Adams


GEOFFREY CROFTS*                        Trustee
Geoffrey Crofts


GARTH MARSTON*                          Trustee
Garth Marston

DAVID D. HORN*                          Trustee
David D. Horn


DERWYN F. PHILLIPS*                     Trustee
Derwyn F. Phillips

                                        *By:      JAMES R. BORDEWICK, JR.
                                        Name:     James R. Bordewick, Jr.
                                                    as Attorney-in-fact

                                        Executed by James R. Bordewick, Jr. on
                                        behalf of those indicated pursuant to a
                                        Power of Attorney filed via EDGAR with
                                        Post-Effective Amendment No. 22 to the
                                        Registrant's Registration Statement on
                                        April 29, 1998.

                                INDEX TO EXHIBITS


EXHIBIT NO.            DESCRIPTION OF EXHIBIT                      PAGE NO.

  1 (b)             Amendment to the Declaration of Trust, to
                      change the name of certain series,
                      dated April 29, 1999.

    (c)             Form of Amendment to the Declaration of
                      Trust establishing the new series.

  4 (bb)            Form of Investment Advisory Agreement
                      between Registrant, on behalf of
                      the Strategic Growth Series, and
                      Massachusetts Financial Services
                      Company.

  9 (b)             Consent of Counsel, dated August 11, 1999.